Sale of Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Weald Basin
Sale of Assets

Note 4 — Sale of Weald Basin Assets

On June 10, 2016, MPUK entered into three concurrent agreements, the Weald Agreements, which resulted in the disposal of its interests in four licenses in the UK and the settlement of all legal claims related to its dispute with Celtique.

On June 10, 2016, MPUK entered into i) an Asset Transfer Agreement relating to the sale to UK Oil & Gas Investments PLC (“UKOG”) of MPUK’s 50% interests in PEDLs 231, 234, and 243 (the “Weald ATA”), ii) an Asset Transfer Agreement relating to the sale to UKOG of MPUK’s 22.5% interest in the Offshore Petroleum Licence P1916 (the “IoW ATA”), and iii) a Settlement Agreement (as defined below) with Celtique. The consideration payable by UKOG to MPUK for the Weald ATA amounted to £1.8 million in a combination of cash and shares in UKOG. The number and value of shares of UKOG was determined as of the time of execution of the Weald ATA and was based on the volume weighted average price of an ordinary share of UKOG for the ten business days prior to June 10, 2016. The consideration for the IoW ATA was the assumption of MPUK’s outstanding payables of £16 thousand related to its interests in the Offshore Petroleum Licence P1916. Pursuant to the terms of the Settlement Agreement, MPUK was due to pay Celtique £500 thousand of the gross consideration, in a combination of cash and shares in UKOG pro rata to the consideration payable to MPUK for the Weald ATA.

The closing of the transactions contemplated by the Weald ATA was subject to customary conditions and the approval by the UK Oil and Gas Authority of, amongst other things, an extension of the term of PEDL 234. The closing of the transactions contemplated by the Weald ATA, IoW ATA, and Settlement Agreement were conditional upon each other and also subject to the completion of the acquisition by UKOG of the entire issued share capital in Celtique, the terms of which acquisition were based on consideration equivalent to that in the Weald ATA. Contemporaneously with these transactions, MPUK and Celtique initiated the process of relinquishing their interests in PEDLs 231 and 243.

With respect to the Settlement Agreement, MPUK entered into a settlement agreement with Celtique and its parent Celtique Energie Petroleum Limited (the “Settlement Agreement”) which provided for the dismissal of all claims and counterclaims related to PEDLs 231, 234, and 243 between the parties. The Settlement Agreement also included a standstill provision among all parties until the completion of the Weald ATA.

On August 11, 2016, the conditions to closing the transactions contemplated by the Weald Agreements were met, and the transactions contemplated by all three agreements closed, with MPUK receiving net cash proceeds of £446 thousand and the net issuance to MPUK of approximately 50.9 million shares of UKOG, which shares were worth approximately £713 thousand and £930 thousand as of August 11, 2016, and September 30, 2016, respectively. Upon closing the transactions contemplated by the Weald Agreements during the three months ended September 30, 2016, the Company recognized a gain on disposal of discontinued operations, net of tax, of $1.1 million (Note 5).

In connection with the Weald ATA, IoW ATA, and Settlement Agreement, the Company accrued its liabilities to Celtique to the full amount of the consideration payable to Celtique of £500 thousand as of June 30, 2016, and classified its assets and liabilities related to PEDLs 231, 234, and 243, and P1916 to held for sale in the accompanying consolidated balance sheet as of June 30, 2016. The Company also classified the operations related to these licenses for the period from July 1, 2016 to closing on August 11, 2016, and for the three months ended September 30, 2015, to discontinued operations in the accompanying condensed consolidated statements of operations. For further information, refer to Note 5 — Discontinued Operations.

Note 3 — Sale of Weald Basin Assets

On June 10, 2016, MPUK entered into three concurrent agreements, which resulted in the disposal of its interests in four licenses in the UK and the settlement of all legal claims related to its dispute with Celtique.

On June 10, 2016, MPUK entered into i) an Asset Transfer Agreement relating to the sale to UK Oil & Gas Investments PLC (“UKOG”) of MPUK’s 50% interests in PEDLs 231, 234, and 243 (the “Weald ATA”), ii) an Asset Transfer Agreement relating to the sale to UKOG of MPUK’s 22.5% interest in the Offshore Petroleum Licence P1916 (the “IoW ATA”), and iii) a Settlement Agreement with Celtique. The consideration payable by UKOG to MPUK for the Weald ATA amounted to GBP 1.8 million in a combination of cash and shares in UKOG. The number and value of shares of UKOG was determined as of the time of execution of the Weald ATA and was based on the volume weighted average price of an ordinary share of UKOG for the ten business days prior to June 10, 2016. The consideration for the IoW ATA was the assumption of MPUK’s outstanding payables related to its interests in the Offshore Petroleum Licence P1916. Pursuant to the terms of the Settlement Agreement, MPUK was due to pay Celtique GBP 500 thousand in a combination of cash and shares in UKOG pro rata to the consideration payable to MPUK for the Weald ATA.

The closing of the Weald ATA was subject to customary conditions and the approval by the UK Oil and Gas Authority of, amongst other things, an extension of the term of PEDL 234. The closing of the transactions contemplated by the Weald ATA, IoW ATA, and Settlement Agreement were conditional upon each other and also subject to the completion of the acquisition by UKOG of the entire issued share capital in Celtique, the terms of which acquisition were based on consideration equivalent to that in the Weald ATA. Contemporaneously with these transactions, MPUK and Celtique initiated the process of relinquishing their interests in PEDLs 231 and 243.

With respect to the Settlement Agreement, MPUK entered into a settlement agreement with Celtique and its parent Celtique Energie Petroleum Limited (the “Settlement Agreement”) which provided for the dismissal of all claims and counterclaims related to PEDLs 231, 234, and 243 between the parties. The Settlement Agreement also included a standstill provision among all parties until the completion of the Weald ATA.

On August 11, 2016, the conditions to closing the transactions contemplated by the Weald ATA were met, and the transactions contemplated by all three agreements closed, with MPUK receiving net cash proceeds of GBP 446 thousand and the net issuance to MPUK of approximately 50.9 million shares of UKOG, which shares were worth approximately GBP 703 thousand and GBP 958 thousand as of August 11, 2016, and September 9, 2016, respectively.

In connection with the Weald ATA, IoW ATA, and Settlement Agreement, the Company accrued its liabilities to Celtique to the full amount of the consideration payable to Celtique of GBP 500 thousand as of June 30, 2016, and classified its assets and liabilities related to PEDLs 231, 234, and 243, and P1916 to held for sale in the accompanying consolidated balance sheets as of June 30, 2016 and June 30, 2015. The Company also classified the operations related to these licenses to discontinued operations for the years ended June 30, 2016 and 2015. For further information, refer to Note 4 — Discontinued Operations.

Amadeus Basin
Sale of Assets

Note 6 — Sale of Amadeus Basin Assets

On March 31, 2014 (the “Central Closing Date”), pursuant to the Share Sale and Purchase Deed dated February 17, 2014 (the “Sale Deed”), the Company sold its Amadeus Basin assets, the Palm Valley and Dingo gas fields (“Palm Valley” and “Dingo,” respectively), to Central through the sale of the Company’s wholly owned subsidiary, Magellan Petroleum (N.T.) Pty. Ltd (“MPNT”), to Central’s wholly owned subsidiary, Central Petroleum PV Pty. Ltd (“Central PV”). In exchange for the assets, Central paid to Magellan (i) A$20 million, (ii) customary purchase price adjustments amounting to A$800 thousand; and (iii) 39.5 million newly issued shares of Central stock (ASX: CTP), equivalent to an ownership interest in Central of approximately 11%.

The Sale Deed also provides that the Company is entitled to receive 25% of the revenues generated at the Palm Valley gas field from gas sales when the volume-weighted gas price realized at Palm Valley exceeds A$5.00/Gigajoule and A$6.00/Gigajoule for the first 10 years following the Central Closing Date and for the following five years, respectively, with such prices to be escalated in accordance with the Australian consumer price index. Between the third and fifth anniversaries of the Central Closing Date, inclusive, the Company may seek from Central a one-time payment (the “Bonus Discharge Amount”) corresponding to the present value, assuming an annual discount rate of 10%, of any expected remaining bonus payments in exchange for forgoing future bonus payments. If the Company receives the Bonus Discharge Amount, bonus payments and the Bonus Discharge Amount together may not exceed A$7 million.

The Company also retained its rights to receive any and all bonuses (the “Mereenie Bonus”) payable by Santos Ltd (“Santos”) and contingent upon production at the Mereenie oil and gas field achieving certain threshold levels. The Mereenie Bonus was established in fiscal year 2011 pursuant to the terms of the asset swap agreement between the Company and Santos for the sale of the Company’s interest in Mereenie to Santos and the Company’s purchase of the interests of Santos in the Palm Valley and Dingo gas fields. The Company has historically not recognized a contingent asset related to the Bonus Discharge Amount or Mereenie Bonus, as such amounts are not reasonably assured.

On May 18, 2016, pursuant to a sale and purchase deed and deed of consent, with appropriate consent from Santos, the Company sold its rights in the Mereenie Bonus for A$3.5 million, which translated to $2.5 million on that date. Since no asset had previously been recorded related to the Mereenie Bonus, the Company recorded the entire sales price as a gain for the year ended June 30, 2016. The Company’s ability to repatriate the proceeds from the sale of the Mereenie Bonus to the US was constrained by the terms of the Pledge Agreement the Company entered into in conjunction with the Note with One Stone, until closing of the Exchange on August 1, 2016.

Note 5 — Sale of Amadeus Basin Assets

On March 31, 2014 (the “Central Closing Date”), pursuant to the Share Sale and Purchase Deed dated February 17, 2014 (the “Sale Deed”), the Company sold its Amadeus Basin assets and the Palm Valley and Dingo gas fields (“Palm Valley” and “Dingo,” respectively) to Central through the sale of the Company’s wholly owned subsidiary, Magellan Petroleum (N.T.) Pty. Ltd (“MPNT”), to Central’s wholly owned subsidiary Central Petroleum PV Pty. Ltd (“Central PV”). In exchange for the assets, Central paid to Magellan (i) AUD $20.0 million; (ii) customary purchase price adjustments amounting to AUD $800 thousand; and (iii) 39.5 million newly issued shares of Central stock (ASX: CTP), equivalent to an ownership interest in Central of approximately 11%.

The Sale Deed also provides that the Company is entitled to receive 25% of the revenues generated at the Palm Valley gas field from gas sales when the volume-weighted gas price realized at Palm Valley exceeds AUD $5.00/Gigajoule (“GJ”) and AUD $6.00/GJ for the first 10 years following the Central Closing Date, and for the following five years, respectively, with such prices to be escalated in accordance with the Australian consumer price index. Between the third and fifth anniversaries of the Central Closing Date, inclusive, the Company may seek from Central a one-time payment (the “Bonus Discharge Amount”) corresponding to the present value, assuming an annual discount rate of 10%, of any expected remaining bonus payments in exchange for foregoing future bonus payments. If the Company receives the Bonus Discharge Amount, bonus payments and the Bonus Discharge Amount together may not exceed AUD $7.0 million. The Company also retained its rights to receive any and all bonuses (the “Mereenie Bonus”) payable by Santos Ltd (“Santos”) and contingent upon production at the Mereenie oil and gas field achieving certain threshold levels. The Mereenie Bonus was established in fiscal year 2011 pursuant to the terms of the asset swap agreement between the Company and Santos for the sale of the Company’s interest in Mereenie to Santos and the Company’s purchase of the interests of Santos in the Palm Valley and Dingo gas fields. The Company has historically not recognized a contingent asset related to the Bonus Discharge Amount or Mereenie Bonus, as such amounts are not reasonably assured.

On May 18, 2016, pursuant to a sale and purchase deed and deed of consent, with appropriate consent from Santos, the Company sold its rights in the Mereenie Bonus for AUD $3.5 million, which translated to $2.5 million on that date. Since no asset had previously been recorded related to the Mereenie Bonus, the Company recorded the entire sales price as a gain for the year ended June 30, 2016. The Company’s ability to repatriate the proceeds from the sale of the Mereenie Bonus to the US was constrained by the terms of the Pledge Agreement the Company entered into in conjunction with the Note with One Stone, until closing of the Exchange on August 1, 2016.